PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income/(loss)	$ (27,541,124)	$ 12,598,098	$ 10,658,183
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Net cash provided by operating activities	(1,344,032)	(6,313,115)	(1,019,964)
Cash and restricted cash at beginning of year	2,970,199	1,510,484	1,710,926
Cash and restricted cash at end of the year	565,817	2,970,199	1,510,484
Parent | Reportable legal entity
Cash flows from operating activities
Net income/(loss)	(27,278,005)	12,453,369	10,545,978
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Equity income/loss in subsidiaries	$ 27,278,005	$ (12,453,369)	$ (10,545,978)